Consolidated Statement of Changes in Stockholders Deficit shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2022 USD ($) shares
Preferred Stock | Private Warrant Exchange [Member]
Statement [Line Items]
Conversion of preferred stock to common stock (in shares) | shares	(61)
Preferred Stock
Statement [Line Items]
Beginning balance (shares) | shares	96
Ending balance (shares) | shares	35
Common Stock | Private Warrant Exchange [Member]
Statement [Line Items]
Conversion of preferred stock to common stock	$ 3
Conversion of preferred stock to common stock (in shares) | shares	3,200
Warrant exercises	$ (8)
Warrant exercises (in shares) | shares	7,920
Common Stock | Private Equity Offering
Statement [Line Items]
Stock issued for compensation and tendered for income tax	$ 2
Stock issued for compensation and tendered for income tax (in shares) | shares	2,582
Common Stock
Statement [Line Items]
Beginning balance	$ 626
Beginning balance (shares) | shares	626,123
Issuance of stock for convertible note repayment	$ 37
Issuance of stock for convertible note repayment (in shares) | shares	37,110
Stock option exercises	$ 1
Stock option exercises (in shares) | shares	510
Stock issued for private offerings	$ 38
Stock issued for private offerings (in shares) | shares	38,035
Warrant exercises	$ 2
Warrant exercises (in shares) | shares	1,642
Inducement interest expense related to private warrant exchange	$ (2)
Inducement interest expense related to private warrant exchange (in shares) | shares	2,293
Dividends accrued on Series C and D convertible preferred stock (in shares) | shares	613
Preferred stock dividends accrued and paid in common stock	$ 1
Ending balance	$ 720
Ending balance (shares) | shares	720,028
Treasury Stock
Statement [Line Items]
Beginning balance (shares) | shares	443
Ending balance (shares) | shares	443
Additional Paid-in Capital | Private Warrant Exchange [Member]
Statement [Line Items]
Conversion of preferred stock to common stock	$ (3)
Warrant exercises	(5,382)
Additional Paid-in Capital | Private Equity Offering
Statement [Line Items]
Stock issued for compensation and tendered for income tax	666
Additional Paid-in Capital
Statement [Line Items]
Beginning balance	532,031	[1]
Issuance of stock for convertible note repayment	68,344
Issuance of legal settlement, warrants	2,863
Stock option exercises	389
Stock issued for private offerings	46,473
Issuance costs related to stock issued for private offerings	(5,316)
Warrant exercises	1,034
Inducement interest expense related to private warrant exchange	(6,689)
Reclassification of warrants from liability to equity classified	6,585
Preferred stock dividends accrued and paid in common stock	305
Stock-based compensation	5,571
Finance charges related to warrant issuance for surety bond backstop agreement	6,585
Ending balance	671,013
Accumulated Deficit
Statement [Line Items]
Beginning balance	(553,675)	[1]
Preferred stock dividends accrued and paid in common stock	(1,636)
Net loss	(210,820)
Ending balance	(766,131)
Private Warrant Exchange [Member]
Statement [Line Items]
Warrant exercises	(5,390)
Private Equity Offering
Statement [Line Items]
Stock issued for compensation and tendered for income tax	668
Beginning balance	(21,018)	[1]
Issuance of stock for convertible note repayment	68,381
Loss on induced conversion	37,381
Issuance of legal settlement, warrants	2,863
Stock option exercises	$ 390
Stock option exercises (in shares) | shares	500
Stock issued for private offerings	$ 46,511
Stock issued for private offerings (in shares) | shares	7,900
Issuance costs related to stock issued for private offerings	$ (5,316)
Warrant exercises	$ 1,036
Warrant exercises (in shares) | shares	1,400
Inducement interest expense related to private warrant exchange	$ (6,691)
Reclassification of warrants from liability to equity classified	6,585
Preferred stock dividends accrued and paid in common stock	(1,330)
Stock-based compensation	5,571
Finance charges related to warrant issuance for surety bond backstop agreement	6,585
Net loss	(210,820)
Ending balance	$ (94,398)

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.